Cover	Jun. 08, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 08, 2026
Entity File Number	1-35335
Entity Registrant Name	Groupon, Inc.
Entity Tax Identification Number	27-0903295
Entity Incorporation, State or Country Code	DE
Entity Address, Postal Zip Code	60601
Entity Address, Address Line One	35 West Wacker Drive
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	Chicago
City Area Code	(773)
Entity Address, State or Province	IL
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	GRPN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001490281
Amendment Flag	false
Extension	945-6801